Disposal of Subsidiaries - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Mar. 31, 2014 Beijing Boost Caring Education & Consulting Company Limited [Member]	Mar. 31, 2014 Beijing Max En International Education Consulting Co Ltd [Member]	May 31, 2014 Beijing New Oriental North Star Training School [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest sold	100.00%	65.00%	100.00%
Cash consideration		$ 1,560	$ 364
Disposal gain		$ 3,254	$ 367